Borrowings (Tables)	6 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of short term borrowings

As of September 30, 2025 and March 31, 2026, the bank borrowings were for working capital and capital expenditure purposes.

	As of September 30,	As of March 31,
	2025	2026
		(unaudited)
Short-term borrowings
Beijing Zhongguancun Bank Co., Ltd.	$5,658	$5,839
Bank of Beijing Limited Hepingli Branch	843	725
Industrial and Commercial Bank of China Limited Beijing Jiulongshan Branch	702	681
Bank of China Limited Beijing Communication Technology Development Zone Branch	702	870
Industrial and Commercial Bank of China Limited Beijing Changan Branch	702	725
China CITIC Bank Co., Ltd. Beijing Branch	380	219
Zhengzhou East Branch of China Construction Bank Co., Ltd	34	34
Total	$9,021	$9,093